Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 15.8%
$ 91,097
Ally Auto Receivables Trust, Series 2022-3,
Class A2, 5.290%, 6/16/25 ..........
$ 90,960
192,955
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
191,099
88,551
AmeriCredit Automobile Receivables
Trust, Series 2022-1, Class A2, 2.050%,
1/20/26 .......................
88,065
114,775
ARI Fleet Lease Trust, Series 2020-A,
Class A3, 1.800%, 8/15/28(a) ........
114,169
113,379
ARI Fleet Lease Trust, Series 2021-A,
Class A2, 0.370%, 3/15/30(a) ........
112,539
262,500
Avis Budget Rental Car Funding AESOP,
LLC, Series 2018-1A, Class A, 3.700%,
9/20/24(a) .....................
261,811
234,780
Carmax Auto Owner Trust, Series 2022-4,
Class A2A, 5.340%, 12/15/25 .......
234,163
57,293
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
55,754
288,172
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(a) .....
286,732
291,647
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
283,226
351
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.672%,
6/25/37 .......................
347
93,421
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(a) ..
91,959
168,455
Enterprise Fleet Financing, LLC, Series
2021-2, Class A2, 0.480%, 5/20/27(a) ..
162,035
400,000
Ford Credit Auto Owner Trust 2018-
REV2, Series 2018-2, Class A, 3.470%,
1/15/30(a) .....................
399,690
325,000
GreatAmerica Leasing Receivables, Series
2023-1, Class A2, 5.350%, 2/16/26(a) ..
322,598
162,181
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
159,531
225,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
210,779
255,441
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
251,659
49,512
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
49,320
130,621
Santander Consumer Auto Receivables
Trust 2021-A, Series 2021-AA, Class
A3, 0.330%, 10/15/25(a) ...........
129,271
43,378
Santander Drive Auto Receivables Trust,
Series 2021-1, Class C, 0.750%, 2/17/26
43,024
300,000
Santander Drive Auto Receivables Trust,
Series 2022-5, Class B, 4.430%, 3/15/27
294,049
450,000
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(a) ........
440,005
234,786
World Omni Auto Receivables Trust, Series
2021-B, Class A3, 0.420%, 6/15/26 ...
225,885
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 300,000
World Omni Select Auto Trust, Series
2023-A, Class A2A, 5.920%, 3/15/27 ..
$ 299,437
Total Asset Backed Securities
(Cost $4,832,093) ................ 4,798,107
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
271,310
Fannie Mae, Series 2011-140, Class BH,
2.500%, 1/25/27 .................
260,737
295,507
Ginnie Mae, Series 2013-144, Class GA,
2.500%, 12/20/40 ................
284,487
Total Collateralized Mortgage Obligations
(Cost $551,313) ................. 545,224
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 10.7%
174,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 6.093%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(b) ...........................
167,560
172,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 6.694%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
166,606
202,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.464%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(b) ...........................
196,173
202,389
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 6.459%, (TSFR1M
plus 1.31%), 2/15/39(a)(b) ..........
194,067
20,473
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(c) .....................
20,400
25,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4, 4.131%,
11/10/46 .......................
24,794
175,392
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
174,522
350,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(c) .....................
346,176
290,000
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
285,888
155,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.514%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
149,750
56,510
GS Mortgage Securities Trust, Series 2013-
GC16, Class A4, 4.271%, 11/10/46 ....
56,319
244,500
GS Mortgage Securities Trust 2013-GCJ14,
Series 2013-GC14, Class A5, 4.243%,
8/10/46 .......................
244,077

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
$ 293,629
125,178
OPG Trust, Series 2021-PORT, Class C,
6.025%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
118,897
140,086
SMR Mortgage Trust, Series 2022-IND,
Class A, 6.797%, (TSFR1M plus 1.65%),
2/15/39(a)(b) ...................
131,975
325,000
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class A5, 3.752%,
9/15/57 .......................
312,787
350,000
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A5, 4.045%,
3/15/47 .......................
344,891
Total Commercial Mortgage-Backed
Securities
(Cost $3,347,644) ................ 3,228,511
CORPORATE BONDS — 60.4%
Automobiles — 2.1%
200,000
Ford Motor Credit Co., LLC, 3.810%,
1/9/24 ........................ 197,175
250,000
General Motors Financial Co., Inc.,
5.649%, (SOFR plus 0.62%),
10/15/24(b) .................... 248,196
203,000
Mercedes-Benz Finance North America,
LLC, 3.650%, 2/22/24(a) ........... 200,388
645,759
Banks — 17.7%
350,000
Bank of America Corp., MTN, 5.791%,
(SOFR plus 0.73%), 10/24/24(b) ..... 349,938
250,000
Bank of New Zealand, 3.500%, 2/20/24(a) 245,891
250,000
BPCE SA, 4.000%, 9/12/23(a) ........ 248,757
325,000
Citigroup, Inc., 0.776%, (SOFR plus
0.69%), 10/30/24(d) .............. 319,252
250,000
Citizens Bank NA, 4.119%, (SOFR plus
1.40%), 5/23/25(d) ............... 236,742
250,000
Cooperatieve Rabobank UA, 3.875%,
9/26/23(a) ..................... 248,798
250,000
Credit Suisse AG, 0.495%, 2/2/24 ...... 240,487
200,000
Federation des Caisses Desjardins du
Quebec, 5.520%, (SOFR plus 0.43%),
5/21/24(a)(b) ................... 199,596
250,000
Fifth Third Bancorp, 4.300%, 1/16/24 ... 246,615
250,000
Huntington National Bank (The), BKNT,
3.550%, 10/6/23 ................. 247,969
300,000
JPMorgan Chase & Co., 0.563%, (SOFR
plus 0.42%), 2/16/25(d) ............ 289,546
250,000
KeyBank NA, Series BKNt, BKNt,
5.410%, (SOFRINDX plus 0.32%),
6/14/24(c) ..................... 242,990
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 150,000
Macquarie Group, Ltd., 5.736%, (SOFR
plus 0.71%), 10/14/25(a)(b) ......... $ 148,781
250,000
Mizuho Financial Group, Inc., 0.849%,
(SOFR plus 0.87%), 9/8/24(d) ....... 247,443
325,000
Morgan Stanley, MTN, 5.519%, (SOFR
plus 0.46%), 1/25/24(c) ............ 324,657
250,000
PNC Bank NA, 3.800%, 7/25/23 ....... 249,674
250,000
Standard Chartered PLC, 0.991%, (1-Year
Treasury Constant Maturity plus 0.78%),
1/12/25(a)(c) ................... 242,318
252,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.800%, 9/12/23(a) ............... 249,697
400,000
U.S. Bank NA, BKNT, 3.400%, 7/24/23 .. 399,459
400,000
Wells Fargo & Co., MTN, 0.805%, (SOFR
plus 0.51%), 5/19/25(d) ............ 381,201
5,359,811
Chemicals — 0.7%
200,000
Air Liquide Finance SA, 2.250%,
9/27/23(a) ..................... 198,270
Communications Equipment — 1.1%
350,000
Cisco Systems, Inc., 3.625%, 3/4/24 .... 345,713
Construction Materials — 0.7%
210,000
Martin Marietta Materials, Inc., 0.650%,
7/15/23 ....................... 209,563
Consumer Staples Distribution & Retail — 0.9%
265,000
Cargill, Inc., 1.375%, 7/23/23(a) ....... 264,446
Diversified REITs — 1.3%
225,000
SBA Tower Trust, STEP, Series 2014-2A,
Class C, 3.869%, 10/15/49(a) ........ 218,079
179,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 177,453
395,532
Diversified Telecommunication Services — 1.7%
225,000
Sprint, LLC, 7.125%, 6/15/24 ......... 227,009
280,000
Warnermedia Holdings, Inc., 3.528%,
3/15/24(e) ..................... 274,831
501,840
Electric Utilities — 7.9%
115,000
American Electric Power Co., Inc., 2.031%,
3/15/24(e) ..................... 111,727
325,000
CMS Energy Corp., 3.875%, 3/1/24 ..... 320,356
303,000
DTE Energy Co., STEP, Series C, 2.529%,
10/1/24 ....................... 290,093
300,000
Entergy Louisiana, LLC, 0.950%, 10/1/24 282,754
280,000
Georgia Power Co., Series A, 2.200%,
9/15/24 ....................... 267,579
250,000
Korea East-West Power Co., Ltd., 3.875%,
7/19/23(a) ..................... 249,818

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 85,000
NextEra Energy Capital Holdings, Inc.,
6.051%, 3/1/25 .................. $ 85,303
300,000
Oncor Electric Delivery Co., LLC, 2.750%,
6/1/24 ........................ 291,931
200,000
Public Service Electric & Gas Co., MTN,
3.250%, 9/1/23 .................. 199,003
300,000
Vistra Operations Co., LLC, 4.875%,
5/13/24(a) ..................... 294,131
2,392,695
Electrical Equipment — 0.4%
130,000
Carlisle Cos., Inc., 0.550%, 9/1/23 ...... 128,709
Energy Equipment & Services — 3.9%
220,000
Crestwood Midstream Partners L.P./
Crestwood Midstream Finance Corp.,
5.750%, 4/1/25 .................. 216,152
300,000
Enbridge, Inc., 2.150%, 2/16/24 ....... 293,008
175,000
NuStar Logistics L.P., 5.750%, 10/1/25 .. 170,617
250,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.850%, 10/15/23 ..... 248,614
250,000
Sabine Pass Liquefaction, LLC, 5.750%,
5/15/24 ....................... 249,561
1,177,952
Financial Services — 3.4%
300,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 1.650%, 10/29/24 281,902
250,000
Air Lease Corp., MTN, 2.300%, 2/1/25 .. 235,032
335,000
Avolon Holdings Funding, Ltd., 5.125%,
10/1/23(a) ..................... 333,642
175,000
OneMain Finance Corp., 6.125%, 3/15/24 174,410
1,024,986
Health Care Equipment & Services — 0.7%
210,000
Humana, Inc., 0.650%, 8/3/23 ......... 209,214
Health Care Providers & Services — 2.4%
500,000
Bristol-Myers Squibb Co., 3.250%, 11/1/23 495,873
250,000
Pfizer Investment Enterprises Pte, Ltd.,
4.650%, 5/19/25 ................. 247,736
743,609
Industrial REITs — 0.7%
205,000
Public Storage, 5.519%, (SOFR plus
0.47%), 4/23/24(b) ............... 204,885
Insurance — 8.0%
325,000
AIG Global Funding, 0.800%, 7/7/23(a) .. 324,912
300,000
Athene Global Funding, 2.750%,
6/25/24(a) ..................... 288,515
75,000
Brighthouse Financial Global Funding,
5.780%, (SOFR plus 0.76%), 4/12/24(a)
(b) ........................... 74,384
260,000
Five Corners Funding Trust, 4.419%,
11/15/23(a) ..................... 257,140
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 200,000
GA Global Funding Trust, 0.800%,
9/13/24(a) ..................... $ 186,051
272,000
John Hancock Life Insurance Co., 7.375%,
2/15/24(a) ..................... 273,809
300,000
Nationwide Mutual Insurance Co., 7.842%,
(LIBOR USD 3-Month plus 2.29%),
12/15/24(a)(c) ................... 299,700
250,000
Protective Life Global Funding, 0.473%,
1/12/24(a) ..................... 242,917
250,000
Reliance Standard Life Global Funding II,
3.850%, 9/19/23(a) ............... 248,471
250,000
Symetra Financial Corp., 4.250%, 7/15/24 243,059
2,438,958
Oil, Gas & Consumable Fuels — 1.1%
350,000
HF Sinclair Corp., 2.625%, 10/1/23 ..... 347,087
Software — 2.7%
300,000
Hewlett Packard Enterprise Co., 5.900%,
10/1/24 ....................... 300,046
305,000
Take-Two Interactive Software, Inc.,
3.300%, 3/28/24 ................. 299,015
215,000
VMware, Inc., 0.600%, 8/15/23 ........ 213,708
812,769
Specialty Retail — 0.5%
161,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 154,919
Telecommunication Services — 1.7%
218,751
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 215,949
300,000
Verizon Communications, Inc., 6.421%,
(LIBOR USD 3-Month plus 1.10%),
5/15/25(b) ..................... 302,455
518,404
Tobacco — 0.8%
250,000
BAT Capital Corp., 3.222%, 8/15/24 .... 242,559
Total Corporate Bonds
(Cost $18,421,386) ............... 18,317,680
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Banks
—
2.5%
810,000
0.440%, 9/23/24 ................... 761,578
Total U.S. Government Agencies
(Cost $770,531) ................. 761,578
COMMERCIAL PAPER — 8.3%
Banks — 4.7%
300,000
ANZ New Zealand (Int'l) Ltd., 5.276%,
8/28/23 ....................... 297,448
600,000
DNB Bank ASA, 5.105%, 10/10/23 ..... 590,931

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL PAPER — (continued)
Banks — (continued)
$ 300,000
Swedbank AB, 5.038%, 9/18/23 ....... $ 296,491
250,000
Westpac Banking Corp., 5.246%, 11/15/23 244,815
1,429,685
Chemicals — 1.0%
300,000
FMC Corp., 5.928%, 7/20/23 ......... 299,015
Communications Equipment — 0.8%
250,000
L3 Technologies, Inc., 5.471%, 7/10/23 .. 249,636
Diversified Telecommunication Services — 1.0%
300,000
Paramount Global, 5.800%, 8/3/23 ..... 298,355
Electric Utilities — 0.8%
250,000
Dominion Resources Services, Inc.,
5.427%, 7/18/23 ................. 249,337
Total Commercial Paper
(Cost $2,527,806) ................ 2,526,028
U.S. TREASURY BILLS — 2.3%
700,000
4.693%, 11/2/23(f) ............... 687,641
Total U.S. Treasury Bills
(Cost $687,832) ................. 687,641
Shares
MONEY MARKET FUND — 2.4%
722,472
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(g) .......
722,472
Total Money Market Fund
(Cost $722,472) ................. 722,472
Total Investments — 104.2%
(Cost $31,861,077) ............................ 31,587,241
Net Other Assets (Liabilities) — (4.2)% .............. (1,263,886)
NET ASSETS — 100.0% .......................
$ 30,323,355
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Yield to maturity at time of purchase.
(g) Represents the current yield as of report date.
BKNT Bank Note
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 1,247,836(a) $ 30,339,405(b) $ — $ 31,587,241
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.